Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Airport operating services to airlines:
Landing	$ 862,759	$ 783,098	$ 681,096
Charges for not canceling extended stay reservations	9,065	9,605	2,207
Parking on embarking/disembarking platform	87,740	83,326	72,158
Parking on extended stay or overnight platform	86,693	72,313	61,722
Passenger walkways and shuttle buses	38,745	36,688	34,795
Airport security charges	263,436	207,449	181,304
Airport real estate services to airlines:
Leasing of hangars to airlines	28,230	30,228	24,574
Leasing of shops, warehouses and stockrooms to airlines (operating)	5,962	4,229	4,040
Leasing of space and other terminal facilities to airlines within the terminal (operating)	63,545	58,893	56,100
Leasing of land and other surfaces to airlines outside the terminal (operating)	12,254	7,734	5,602
Leasing of check-in desks and other terminal space	1,794	445	575
Leasing of desks and other terminal space for ticket sale	7,817	9,063	7,866
Airport passenger services:
Domestic passenger charges	4,151,565	3,802,763	3,054,639
International passenger charges	4,437,701	3,950,085	3,696,147
Airport real estate services and rights of access to other operators	44,768	38,330	34,688
Complementary services:
Catering services	26,110	31,733	24,893
Other third-party ramp services rendered to airlines	99,694	68,244	50,775
Traffic and/or dispatch	51,769	57,276	58,954
Fuel supply or removal	257,774	238,178	216,600
Third-party airplane maintenance and repair	10,299	9,474	11,787
Total regulated revenues included in the maximum rate	10,547,720	9,499,154	8,280,522
Regulated revenues not included in the maximum rate:
Car parking charges	368,750	320,448	277,229
Recovery of cost over aeronautical services	175,028	153,409	157,211
Recovery of cost over non-aeronautical services	60,947	47,480	43,034
Total regulated revenues not included in the maximum rate	604,725	521,337	477,474
Total regulated revenues	11,152,445	10,020,491	8,757,996
Commercial concessions:
Retail operations	265,249	221,860	201,683
Food and beverages	316,310	193,971	163,925
Duty free	501,252	423,904	343,847
VIP lounges	53,610	39,884	36,945
Financial services	49,302	47,618	40,586
Communications and networks	16,045	14,479	11,927
Car rentals	346,503	270,698	205,992
Commercial leasing	11,677	12,338	16,579
Advertising	211,856	193,656	168,573
Time sharing developers	221,928	196,152	186,652
Leasing of space to airlines and other complementary service providers (non-operating)	136,633	126,791	123,568
Lease outside the terminal	59,959	58,259	47,730
Convenience store	158,262	100,325	84,436
VIP Lounges operated directly	273,354	222,736	154,737
Royalties	7,203	6,823	4,700
Revenues from sharing of commercial activities:
Retail operations	115,630	123,134	113,175
Food and beverages	166,198	142,991	112,350
Duty free	26,085	44,407	53,709
Financial services	22,267	19,650	17,386
Car rentals	32,080	39,556	28,790
Access fee for ground transportation	92,833	82,730	75,938
Non-airport access fees	36,270	37,067	73,622
Other leases	23,285	24,445	11,706
Services rendered to ASA	132	93	276
Various commercial-related revenues	22,852	18,628	16,599
Total unregulated revenues	3,166,775	2,662,195	2,295,431
Total aeronautical and non-aeronautical services	$ 14,319,220	$ 12,682,686	$ 11,053,427